Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2025
Film, Capitalized Cost [Abstract]
Components of Produced Content, Net

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Released, less amortization and impairment
— Predominantly monetized with other contents	5,113,933	6,130,136	876,598
— Predominantly monetized on its own	20,508	58,377	8,348
	5,134,441	6,188,513	884,946
In production, less impairment
— Predominantly monetized with other contents	8,108,506	6,811,715	974,062
— Predominantly monetized on its own	255,380	236,327	33,794
	8,363,886	7,048,042	1,007,856
In development, less impairment
— Predominantly monetized with other contents	1,160,622	1,304,420	186,530
— Predominantly monetized on its own	48,920	37,062	5,300
	1,209,542	1,341,482	191,830
	14,707,869	14,578,037	2,084,632

Estimated Amortization Expense Relating to Existing Produced Content

Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In thousands)
Within 1 year	2,020,743	288,962
Between 1 and 2 years	1,027,536	146,936
Between 2 and 3 years	787,608	112,626